PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Machinery and electronic equipment	580,170	585,524	91,881
Leasehold improvements	682,311	682,489	107,097
Motor vehicles	119,317	138,876	21,793
Construction in progress	61,741	105,146	16,500
	1,443,539	1,512,035	237,271
Less: accumulated depreciation	(621,425)	(749,393)	(117,596)
	822,114	762,642	119,675